Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Master Management Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Charter Hire Commission payable to the Management company	1.25%
Commission payable over the minimum contractual charter revenues	$ 10,459
Management services agreement initial termination date	December 31, 2030	December 31, 2030
Inflation rate adjustment to management fees	3.00%
Management fees	$ 59,981
One Time Charters [Member]
Defined Benefit Plan Disclosure [Line Items]
Lessor Operating Lease Nature Of Lease Payments	escalating
Two Time Charter [Member]
Defined Benefit Plan Disclosure [Line Items]
Lessor Operating Lease Nature Of Lease Payments	time charters contain both fixed lease and variable lease payments
Renewal term of Time charter contract	three consecutive periods of five years